CONVERTIBLE DEBENTURES	12 Months Ended
Dec. 31, 2021
Disclosure of convertible debentures [Abstract]
CONVERTIBLE DEBENTURES

17. CONVERTIBLE DEBENTURES

Prior to December 2019

On June 12, 2018, the Company issued secured convertible debentures to a third party for gross proceeds of $1,000,000. The convertible debentures were due one year from the date of issuance and accrue interest at a rate of 1% per month, payable monthly. The third party had the option to convert the principal amounts into common shares of the Company at $0.20 per common share, subject to adjustment in certain events.

In connection with the convertible debentures, the Company also issued 5,000,000 share purchase warrants to the holders exercisable at a price of $0.25 per common share for a period of one year. The Company also incurred cash debt issuance costs of $76,791.

On November 13, 2018, the convertible debentures were amended for a new conversion price of $0.10 per common share. The share purchase warrants were also amended with an extended expiry date of November 13, 2019, and an updated exercise price of $0.125 per common share. In connection with the amendments, the Company issued 5,000,000 additional share purchase warrants to the purchasers exercisable at a price of $0.125 per common share, subject to certain adjustments in certain events with an expiry date of November 13, 2019.

On November 13, 2018, the Company issued secured convertible debentures to a third party for gross proceeds of $500,000. The convertible debentures were due seven months from the date of issuance and accrue interest at a rate of 1% per month, payable monthly. The third party had the option to convert the principal amounts into common shares of the Company at $0.10 per common share until June 12, 2019, subject to adjustment in certain events.

In connection with the convertible debentures, the Company also issued 5,000,000 share purchase warrants to the holders exercisable at a price of $0.125 per common share for a period of one year until November 13, 2019. The Company also incurred cash debt issuance costs of $46,295.

In June 2019, the Company repaid $750,000 of the convertible debentures and extended the term with the existing lenders to November 2019. In consideration for the term extension of the convertible debentures, the Company reached an agreement with the lenders to amend existing warrants (the "Amended Warrants") that were issued to such lenders on June 12, 2018 (as amended on November 13, 2018) and November 13, 2018 in connection with the convertible debenture issuances and amendments. The Amended Warrants are exercisable at a price of $0.09 per common share and expire on November 13, 2019.

In connection with the Amended Warrants, the Company also issued new common share purchase warrants (the "New Warrants") to each holder of the Amended Warrants, resulting in an aggregate of 15,000,000 New Warrants being issued. Each New Warrant entitled the holder thereof to acquire one common share of the Company at an exercise price of $0.09 per common share, with each New Warrant set to expire on November 13, 2020. The Company has the right to repurchase all of the Amended Warrants and New Warrants for $300,000 in aggregate at any time before their respective expiry dates.

In September 2019, the Company further extended the term with the existing lenders to December 2019. In consideration for the extension of financing terms with existing lenders, the Company reached an agreement with such lenders to pay a 10% penalty on the total outstanding amounts of the principal. During the year ended December 31, 2019, the Company paid the penalty of $75,000.

In December 2019, the Company further extended the term with the existing lenders to February 2020. In consideration for the extension of financing terms with existing lenders, the Company reached an agreement with such lenders to pay a 1% penalty on the total outstanding amounts of the principal, as well as an additional 2% penalty on the total outstanding amounts of the principal to be added to the principal if the outstanding amounts are not repaid by January 14, 2020. During the year ended December 31, 2019, the Company paid the penalty of $7,500.

Year ended December 31, 2020

In March 2020, the Company further extended the term with the existing lenders to June 2020. In consideration for the extension of financing terms with existing lenders, the Company reached an agreement with such lenders to pay a penalty to be satisfied by issuing 714,286 common shares. During the year ended December 31, 2020, the Company issued the 714,286 common shares, with a fair value of $24,286, and recorded the penalty as interest expense in the consolidated statement of comprehensive loss.

In June 2020, the Company repaid the convertible debenture balance of $745,000 in full. With this repayment, the Company repaid in full the convertible debenture loan balance and discharged the security interest associated with the loan.

A reconciliation of the convertible debentures is as follows:

$
Balance at December 31, 2019	745,000
Cash items:
Repayment of convertible debt	(745,000)
Balance at December 31, 2020 and 2021	-
During the year ended December 31, 2021, the Company incurred interest expense of $nil (2020 - $19,280) on the convertible debentures.